UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08333
Nuveen Investment Trust II

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: June 30
Date of reporting period: June 30, 2024

Item 1.	Reports to Stockholders.

Annual Shareholder Report June 30, 2024

Nuveen International Value Fund
Class A Shares/NAIGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen International Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$115	1.15%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Value Fund returned 8.97% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 11.54%.

•  Top contributors to relative performance

»   Security selection in financials led by Danish banking and financial services firm ING Groep NV.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Company Limited.

•  Top detractors from relative performance

»   Security selection in the health care sector, including German pharmaceutical and biotechnology company Bayer AG.

»   Security selection in the information technology sector, including Japanese electronic components manufacturer Rohm Co. Ltd.

»   An overweight to Sands China Ltd., a Hong Kong based resort and casino operator.
Performance Attribution Financials Taiwan Semiconductor Manufacturing Company Limited Health care Information technology Sands China Ltd.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2014 through June 30, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	8.97%	6.86%	3.38%
Class A Shares at maximum sales charge (Offering Price)	2.71	5.60	2.77
MSCI EAFE® Index (Net)	11.54	6.46	4.33
Lipper International Multi‑Cap Value Funds Classification Average	10.18	5.92	3.24
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2024)

Fund net assets	$103,863,011
Total number of portfolio holdings	60
Portfolio turnover (%)	13%
Total management fees paid for the year	$726,947

What did the Fund invest in? (as of June 30, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W506_AR_0624 3734609‑INV‑Y‑08/25 (A, C, I)

3

Annual Shareholder Report June 30, 2024

Nuveen International Value Fund
Class C Shares/NCIGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen International Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$190	1.90%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Value Fund returned 8.18% for Class C shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 11.54%.

•  Top contributors to relative performance

»   Security selection in financials led by Danish banking and financial services firm ING Groep NV.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Company Limited.

•  Top detractors from relative performance

»   Security selection in the health care sector, including German pharmaceutical and biotechnology company Bayer AG.

»   Security selection in the information technology sector, including Japanese electronic components manufacturer Rohm Co. Ltd.

»   An overweight to Sands China Ltd., a Hong Kong based resort and casino operator.
Performance Attribution Financials Taiwan Semiconductor Manufacturing Company Limited Health care Information technology Sands China Ltd.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2014 through June 30, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	8.18%	6.07%	2.75%
MSCI EAFE® Index (Net)	11.54	6.46	4.33
Lipper International Multi‑Cap Value Funds Classification Average	10.18	5.92	3.24
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2024)

Fund net assets	$103,863,011

Total number of portfolio holdings	60

Portfolio turnover (%)	13%

Total management fees paid for the year	$726,947

What did the Fund invest in? (as of June 30, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W704_AR_0624 3734609‑INV‑Y‑08/25 (A, C, I)

3

Annual Shareholder Report June 30, 2024

Nuveen International Value Fund
Class I Shares/NGRRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen International Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$90	0.90%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Value Fund returned 9.25% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 11.54%.

•  Top contributors to relative performance

»   Security selection in financials led by Danish banking and financial services firm ING Groep NV.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Company Limited.

•  Top detractors from relative performance

»   Security selection in the health care sector, including German pharmaceutical and biotechnology company Bayer AG.

»   Security selection in the information technology sector, including Japanese electronic components manufacturer Rohm Co. Ltd.

»   An overweight to Sands China Ltd., a Hong Kong based resort and casino operator.
Performance Attribution Financials Taiwan Semiconductor Manufacturing Company Limited Health care Information technology Sands China Ltd.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2014 through June 30, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	9.25%	7.13%	3.63%
MSCI EAFE® Index (Net)	11.54	6.46	4.33
Lipper International Multi‑Cap Value Funds Classification Average	10.18	5.92	3.24
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2024)

Fund net assets	$103,863,011
Total number of portfolio holdings	60
Portfolio turnover (%)	13%
Total management fees paid for the year	$726,947

What did the Fund invest in? (as of June 30, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W803_AR_0624 3734609‑INV‑Y‑08/25 (A, C, I)

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

The following tables show the amount of fees that PricewaterhouseCoopers, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended June 30, 2024	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen International Value Fund	$20,585	$0	$6,396	$0

Total	$20,585	$0	$6,396	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended June 30, 2024	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen International Value Fund	0%	0%	0%	0%

Fiscal Year Ended June 30, 2023	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen International Value Fund	$22,933	$0	$14,809	$0

Total	$22,933	$0	$14,809	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
Fiscal Year Ended June 30, 2023	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen International Value Fund	0%	0%	0%	0%

Fiscal Year Ended June 30, 2024		Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust II		$0	$0	$0

		Percentage Approved Pursuant to Pre-approval Exception
		Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
		0%	0%	0%

Fiscal Year Ended June 30, 2023		Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust II		$0	$0	$0

		Percentage Approved Pursuant to Pre-approval Exception
		Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
		0%	0%	0%

Fiscal Year Ended June 30, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen International Value Fund	$6,396	$0	$0	$6,396

Total	$6,396	$0	$0	$6,396

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended June 30, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen International Value Fund	$14,809	$0	$0	$14,809

Total	$14,809	$0	$0	$14,809

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Report of Independent Registered Public
Accounting Firm
To the Board of Trustees of Nuveen Investment Trust and Nuveen Investment Trust II and Shareholders of Nuveen Global
Equity Income Fund, Nuveen International Value Fund, Nuveen Large Cap Value Opportunities Fund, Nuveen Multi Cap Value
Fund, Nuveen Small Cap Value Opportunities Fund and Nuveen Small/Mid Cap Value Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Global
Equity Income Fund, Nuveen Large Cap Value Opportunities Fund, Nuveen Multi Cap Value Fund, Nuveen Small Cap Value
Opportunities Fund, and Nuveen Small/Mid Cap Value Fund (five of the funds constituting Nuveen Investment Trust) and Nuveen
International Value Fund (one of the funds constituting Nuveen Investment Trust II) (hereafter collectively referred to as the "Funds")
as of June 30, 2024, the related statements of operations for the year ended June 30, 2024, the statements of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
June 30, 2024 and each of the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
August 27, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Global Equity Income Fund
Portfolio of Investments June 30, 2024
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.6%
X –
COMMON STOCKS - 99 .6 % X 132,645,267
AUTOMOBILES & COMPONENTS - 1.9%
54,235 General Motors Co $ 2,519,758
TOTAL AUTOMOBILES & COMPONENTS 2,519,758
BANKS - 13.8%
47,688 Fifth Third Bancorp 1,740,135
119,174 ING Groep NV 2,047,727
14,419 JPMorgan Chase & Co 2,916,387
167,081 Nordea Bank Abp 1,991,775
213,720 Oversea-Chinese Banking Corp Ltd 2,269,575
190,700 Sumitomo Mitsui Trust Holdings Inc 4,382,514
51,890 Wells Fargo & Co 3,081,747
TOTAL BANKS 18,429,860
CAPITAL GOODS - 10.0%
11,333 Airbus SE 1,555,416
6,152 Eaton Corp PLC 1,928,960
10,155 General Dynamics Corp 2,946,372
145,950 Mitsubishi Electric Corp 2,338,866
109,860 Mitsui & Co Ltd 2,505,535
11,086 Siemens AG 2,063,387
TOTAL CAPITAL GOODS 13,338,536
CONSUMER DURABLES & APPAREL - 1.0%
3,515 Kering SA 1,278,564
TOTAL CONSUMER DURABLES & APPAREL 1,278,564
CONSUMER SERVICES - 1.4%
41,747 Las Vegas Sands Corp 1,847,305
TOTAL CONSUMER SERVICES 1,847,305
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.7%
52,896 Walmart Inc 3,581,588
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,581,588
ENERGY - 6.6%
18,621 Chevron Corp 2,912,697
85,115 Enterprise Products Partners LP 2,466,633
95,618 Shell PLC 3,429,622
TOTAL ENERGY 8,808,952
FINANCIAL SERVICES - 1.5%
9,951 Deutsche Boerse AG 2,033,951
TOTAL FINANCIAL SERVICES 2,033,951
FOOD, BEVERAGE & TOBACCO - 3.4%
26,007 Coca-Cola Co/The 1,655,346
30,167 Heineken NV 2,918,536
TOTAL FOOD, BEVERAGE & TOBACCO 4,573,882
HEALTH CARE EQUIPMENT & SERVICES - 3.4%
3,997 Elevance Health Inc 2,165,814
6,261 Humana Inc 2,339,423
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,505,237

Nuveen Global Equity Income Fund
(continued)
Portfolio of Investments
June 30, 2024

Shares Description (a) Value
HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
495,645 Haleon PLC $ 2,016,638
39,360 Kao Corp 1,593,567
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,610,205
INSURANCE - 7.7%
6,935 Allianz SE, ADR 1,926,065
5,268 Everest Group Ltd 2,007,213
43,577 NN Group NV 2,025,391
241,723 Prudential PLC 2,191,706
3,855 Zurich Insurance Group AG 2,053,541
TOTAL INSURANCE 10,203,916
MATERIALS - 6.7%
99,623 BHP Group Ltd 2,847,420
20,846 DSM-Firmenich AG 2,347,367
25,325 DuPont de Nemours Inc 2,038,409
33,343 Nutrien Ltd 1,697,555
TOTAL MATERIALS 8,930,751
MEDIA & ENTERTAINMENT - 1.7%
21,681 Publicis Groupe SA 2,302,935
TOTAL MEDIA & ENTERTAINMENT 2,302,935
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
17,307 AbbVie Inc 2,968,497
41,897 AstraZeneca PLC, Sponsored ADR 3,267,547
30,059 Sanofi 2,898,984
22,163 UCB SA 3,290,915
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 12,425,943
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
1,154,000 Hang Lung Properties Ltd 981,965
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 981,965
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.0%
2,953 Broadcom Inc 4,741,130
44,646 Intel Corp 1,382,687
44,900 MediaTek Inc 1,933,770
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,057,587
SOFTWARE & SERVICES - 2.8%
26,000 Oracle Corp 3,671,200
TOTAL SOFTWARE & SERVICES 3,671,200
TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
32,569 Cisco Systems Inc 1,547,353
40,800 Samsung Electronics Co Ltd 1,873,404
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,420,757
TELECOMMUNICATION SERVICES - 4.7%
224,430 AT&T Inc 4,288,857
169,056 Telenor ASA 1,926,957
TOTAL TELECOMMUNICATION SERVICES 6,215,814
TRANSPORTATION - 3.6%
39,501 Delta Air Lines Inc 1,873,927
71,284 Deutsche Post AG 2,894,624
TOTAL TRANSPORTATION 4,768,551

Shares Description (a) Value
UTILITIES - 5.4%
45,692 Dominion Energy Inc $ 2,238,908
279,177 Enel SpA, ADR 1,937,151
265,262 National Grid PLC 2,961,951
TOTAL UTILITIES 7,138,010
TOTAL COMMON STOCKS
(cost $99,123,529) 132,645,267
TOTAL LONG-TERM INVESTMENTS
(cost $99,123,529) 132,645,267
OTHER ASSETS & LIABILITIES, NET -  0.4% 490,392
NET ASSETS - 100% $ 133,135,659
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
ADR American Depositary Receipt
See Notes to Financial Statements

Nuveen International Value Fund
Portfolio of Investments June 30, 2024
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.7%
X –
COMMON STOCKS - 99 .7 % X 103,508,998
AUTOMOBILES & COMPONENTS - 5.7%
1,298,567 Dowlais Group PLC $ 1,199,341
15,606 Hyundai Motor Co 2,053,407
12,730 (b) Toyota Motor Corp, Sponsored ADR 2,609,268
TOTAL AUTOMOBILES & COMPONENTS 5,862,016
BANKS - 11.7%
729,353 Barclays PLC 1,927,253
257,187 ING Groep NV 4,419,158
146,178 Nordea Bank Abp 1,742,590
144,732 Oversea-Chinese Banking Corp Ltd 1,536,964
109,300 Sumitomo Mitsui Trust Holdings Inc 2,511,844
TOTAL BANKS 12,137,809
CAPITAL GOODS - 14.1%
148,552 Alstom SA 2,505,302
56,885 Komatsu Ltd 1,661,584
95,162 Mabuchi Motor Co Ltd 1,420,548
263,533 Melrose Industries PLC 1,835,359
123,900 Mitsubishi Electric Corp 1,985,513
16,961 Siemens AG 3,156,875
12,126 Thales SA 1,939,775
TOTAL CAPITAL GOODS 14,504,956
COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
44,596 Adecco Group AG 1,479,466
12,806 Wolters Kluwer NV 2,114,760
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,594,226
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
766,000 (c) Topsports International Holdings Ltd 406,747
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 406,747
CONSUMER DURABLES & APPAREL - 4.8%
3,561 Kering SA 1,295,296
43,964 Sekisui House Ltd 977,108
1,024,433 Taylor Wimpey PLC 1,834,473
40,800 Yamaha Corp 958,919
TOTAL CONSUMER DURABLES & APPAREL 5,065,796
CONSUMER SERVICES - 2.6%
40,362 Accor SA 1,651,573
510,691 (d) Sands China Ltd, ADR 1,061,882
TOTAL CONSUMER SERVICES 2,713,455
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.9%
87,300 Seven & i Holdings Co Ltd 1,066,820
538,043 Tesco PLC 2,078,334
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,145,154
ENERGY - 5.6%
52,013 Shell PLC, ADR 3,754,298
94,204 Technip Energies NV 2,116,427
TOTAL ENERGY 5,870,725

Shares Description (a) Value
FINANCIAL SERVICES - 4.2%
16,445 Groupe Bruxelles Lambert NV $ 1,170,908
106,815 UBS Group AG 3,155,316
TOTAL FINANCIAL SERVICES 4,326,224
FOOD, BEVERAGE & TOBACCO - 1.7%
17,880 Heineken NV 1,729,818
TOTAL FOOD, BEVERAGE & TOBACCO 1,729,818
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
34,391 Fresenius Medical Care AG & Co KGaA 1,314,313
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,314,313
INSURANCE - 9.4%
6,096 Allianz SE, ADR 1,693,048
34,678 Axis Capital Holdings Ltd 2,450,001
28,257 NN Group NV 1,313,341
217,437 Prudential PLC 1,971,504
104,900 Sompo Holdings Inc 2,247,345
TOTAL INSURANCE 9,675,239
MATERIALS - 7.2%
26,807 Agnico Eagle Mines Ltd 1,753,177
50,489 Anglo American PLC 1,595,476
49,337 BHP Group Ltd 1,410,148
12,260 DSM-Firmenich AG 1,380,539
26,670 Nutrien Ltd 1,357,820
TOTAL MATERIALS 7,497,160
MEDIA & ENTERTAINMENT - 3.5%
10,088 (d) Baidu Inc, Sponsored ADR 872,410
25,779 Publicis Groupe SA 2,738,221
TOTAL MEDIA & ENTERTAINMENT 3,610,631
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
87,333 GSK PLC 1,679,781
4,644 Roche Holding AG 1,286,661
25,148 Sanofi 2,425,352
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,391,794
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
204,254 City Developments Ltd 776,461
942,000 Hang Lung Properties Ltd 801,570
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,578,031
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
45,857 AIXTRON SE 899,715
90,700 Rohm Co Ltd 1,212,448
87,000 Taiwan Semiconductor Manufacturing Co
Ltd
2,577,602
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,689,765
SOFTWARE & SERVICES - 1.9%
9,852 SAP SE 1,979,026
TOTAL SOFTWARE & SERVICES 1,979,026
TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
69,000 FUJIFILM Holdings Corp 1,618,512
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,618,512

Nuveen International Value Fund
(continued)
Portfolio of Investments
June 30, 2024

Shares Description (a) Value
TELECOMMUNICATION SERVICES - 1.1%
50,034 (b) Nippon Telegraph & Telephone Corp, ADR $ 1,180,399
TOTAL TELECOMMUNICATION SERVICES 1,180,399
TRANSPORTATION - 3.4%
56,872 Deutsche Post AG 2,309,397
79,800 Japan Airlines Co Ltd 1,260,840
TOTAL TRANSPORTATION 3,570,237
UTILITIES - 1.9%
183,319 National Grid PLC 2,046,965
TOTAL UTILITIES 2,046,965
TOTAL COMMON STOCKS
(cost $73,946,604) 103,508,998
TOTAL LONG-TERM INVESTMENTS
(cost $73,946,604) 103,508,998
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.3%
2,359,057 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.330%(f) $ 2,359,057
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $2,359,057) 2,359,057
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.6%
X –
REPURCHASE AGREEMENTS - 0 .6 % X 650,000
$ 650 (g) Fixed Income Clearing Corporation 5.270% 7/01/24 $ 650,000
TOTAL REPURCHASE AGREEMENTS
(cost $650,000) 650,000
TOTAL SHORT-TERM INVESTMENTS
(cost $650,000) 650,000
TOTAL INVESTMENTS (cost $ 76,955,661 ) - 102 .6% 106,518,055
OTHER ASSETS & LIABILITIES, NET -  (2.6)% (2,655,044)
NET ASSETS - 100% $ 103,863,011
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,319,454.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $406,747 or 0.4% of Total Investments.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 5.270% dated 6/28/24 to be repurchased at $650,285 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/31, valued at $663,135.
ADR American Depositary Receipt
See Notes to Financial Statements

Nuveen Large Cap Value Opportunities Fund
Portfolio of Investments June 30, 2024
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.7%
X –
COMMON STOCKS - 99 .7 % X 21,527,712
AUTOMOBILES & COMPONENTS - 4.4%
22,126 Ford Motor Co $ 277,460
14,479 General Motors Co 672,694
TOTAL AUTOMOBILES & COMPONENTS 950,154
BANKS - 8.3%
8,113 Citigroup Inc 514,851
3,004 JPMorgan Chase & Co 607,589
11,301 Wells Fargo & Co 671,166
TOTAL BANKS 1,793,606
CAPITAL GOODS - 11.5%
10,911 Flowserve Corp 524,819
2,160 General Dynamics Corp 626,703
1,113 Honeywell International Inc 237,670
725 Hubbell Inc 264,973
6,434 nVent Electric PLC 492,909
3,196 RTX Corp 320,846
TOTAL CAPITAL GOODS 2,467,920
CONSUMER DURABLES & APPAREL - 0.6%
1,145 PulteGroup Inc 126,065
TOTAL CONSUMER DURABLES & APPAREL 126,065
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.7%
8,771 Walmart Inc 593,884
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 593,884
ENERGY - 9.9%
11,657 Baker Hughes Co 409,977
1,357 Cheniere Energy Inc 237,244
2,833 Hess Corp 417,924
17,975 Permian Resources Corp 290,296
10,973 Shell PLC, ADR 792,032
TOTAL ENERGY 2,147,473
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.4%
3,795 Alexandria Real Estate Equities Inc 443,901
2,679 Camden Property Trust 292,306
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 736,207
FINANCIAL SERVICES - 8.8%
3,624 Discover Financial Services 474,055
3,314 (b) Fiserv Inc 493,919
3,437 KKR & Co Inc 361,710
3,038 Morgan Stanley 295,263
3,610 State Street Corp 267,140
TOTAL FINANCIAL SERVICES 1,892,087
FOOD, BEVERAGE & TOBACCO - 1.4%
2,890 Philip Morris International Inc 292,844
TOTAL FOOD, BEVERAGE & TOBACCO 292,844

Nuveen Large Cap Value Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024

Shares Description (a) Value
HEALTH CARE EQUIPMENT & SERVICES - 4.8%
828 Elevance Health Inc $ 448,659
655 Humana Inc 244,741
2,514 Quest Diagnostics Inc 344,116
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,037,516
HOUSEHOLD & PERSONAL PRODUCTS - 2.8%
60,823 (c) Haleon PLC, ADR 502,398
6,238 Kenvue Inc 113,407
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 615,805
INSURANCE - 5.1%
4,770 American International Group Inc 354,124
774 Aon PLC, Class A 227,231
2,709 Globe Life Inc 222,897
1,300 RenaissanceRe Holdings Ltd 290,563
TOTAL INSURANCE 1,094,815
MATERIALS - 5.4%
3,908 BHP Group Ltd, Sponsored ADR 223,108
6,474 Corteva Inc 349,208
7,476 DuPont de Nemours Inc 601,743
TOTAL MATERIALS 1,174,059
MEDIA & ENTERTAINMENT - 4.8%
2,858 Alphabet Inc, Class A 520,584
6,159 (b) TripAdvisor Inc 109,692
3,019 Walt Disney Co/The 299,756
15,988 (b) Warner Bros Discovery Inc 118,951
TOTAL MEDIA & ENTERTAINMENT 1,048,983
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
5,506 AstraZeneca PLC, Sponsored ADR 429,413
6,488 Gilead Sciences Inc 445,142
2,683 Merck & Co Inc 332,155
7,783 Pfizer Inc 217,768
9,517 Sanofi, ADR 461,765
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,886,243
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
12,131 Intel Corp 375,697
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 375,697
SOFTWARE & SERVICES - 5.1%
16,704 Gen Digital Inc 417,266
4,777 Oracle Corp 674,512
TOTAL SOFTWARE & SERVICES 1,091,778
TECHNOLOGY HARDWARE & EQUIPMENT - 2.1%
3,607 Seagate Technology Holdings PLC 372,495
6,337 (b) Viasat Inc 80,480
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 452,975
TELECOMMUNICATION SERVICES - 3.0%
33,344 AT&T Inc 637,205
TOTAL TELECOMMUNICATION SERVICES 637,205

Shares Description (a) Value
UTILITIES - 5.1%
4,638 Alliant Energy Corp $ 236,074
4,934 Dominion Energy Inc 241,766
5,610 FirstEnergy Corp 214,695
5,497 Pinnacle West Capital Corp 419,861
TOTAL UTILITIES 1,112,396
TOTAL COMMON STOCKS
(cost $14,075,664) 21,527,712
TOTAL LONG-TERM INVESTMENTS
(cost $14,075,664) 21,527,712
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.4%
528,893 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.330%(e) $ 528,893
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $528,893) 528,893
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.3%
X –
REPURCHASE AGREEMENTS - 0 .3 % X 75,000
$ 75 (f) Fixed Income Clearing Corporation 5.270% 7/01/24 $ 75,000
TOTAL REPURCHASE AGREEMENTS
(cost $75,000) 75,000
TOTAL SHORT-TERM INVESTMENTS
(cost $75,000) 75,000
TOTAL INVESTMENTS (cost $ 14,679,557 ) - 102 .4% 22,131,605
OTHER ASSETS & LIABILITIES, NET -  (2.4)% (508,199)
NET ASSETS - 100% $ 21,623,406
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $497,368.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.270% dated 6/28/24 to be repurchased at $75,033 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/31, valued at $76,623.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Multi Cap Value Fund
Portfolio of Investments June 30, 2024
Shares Description (a) Value
LONG-TERM INVESTMENTS - 97.0%
X –
COMMON STOCKS - 97 .0 % X 468,001,891
AUTOMOBILES & COMPONENTS - 4.2%
468,484 Ford Motor Co $ 5,874,789
314,434 General Motors Co 14,608,604
TOTAL AUTOMOBILES & COMPONENTS 20,483,393
BANKS - 10.6%
248,234 Bank of NT Butterfield & Son Ltd/The 8,717,978
175,379 Citigroup Inc 11,129,551
62,402 JPMorgan Chase & Co 12,621,429
228,354 Wells Fargo & Co 13,561,944
81,918 Western Alliance Bancorp 5,146,089
TOTAL BANKS 51,176,991
CAPITAL GOODS - 12.7%
41,462 Curtiss-Wright Corp 11,235,373
281,969 Flowserve Corp 13,562,709
43,628 General Dynamics Corp 12,658,228
23,405 Honeywell International Inc 4,997,904
19,552 Hubbell Inc 7,145,865
149,812 nVent Electric PLC 11,477,097
TOTAL CAPITAL GOODS 61,077,176
CONSUMER DURABLES & APPAREL - 0.6%
25,015 PulteGroup Inc 2,754,152
TOTAL CONSUMER DURABLES & APPAREL 2,754,152
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.7%
191,067 Walmart Inc 12,937,147
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 12,937,147
ENERGY - 10.8%
248,642 Atlas Energy Solutions Inc 4,955,435
245,843 Baker Hughes Co 8,646,298
24,316 Cheniere Energy Inc 4,251,166
53,866 Hess Corp 7,946,312
567,389 Permian Resources Corp 9,163,333
239,536 Shell PLC, ADR 17,289,709
TOTAL ENERGY 52,252,253
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.0%
60,366 Alexandria Real Estate Equities Inc 7,061,011
57,065 Camden Property Trust 6,226,362
161,069 STAG Industrial Inc 5,808,148
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 19,095,521
FINANCIAL SERVICES - 6.5%
78,395 Discover Financial Services 10,254,850
67,319 (b) Fiserv Inc 10,033,224
60,097 Morgan Stanley 5,840,827
69,904 State Street Corp 5,172,896
TOTAL FINANCIAL SERVICES 31,301,797

Shares Description (a) Value
HEALTH CARE EQUIPMENT & SERVICES - 3.1%
17,532 Elevance Health Inc $ 9,499,889
14,109 Humana Inc 5,271,828
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,771,717
HOUSEHOLD & PERSONAL PRODUCTS - 2.8%
1,324,135 (c) Haleon PLC, ADR 10,937,355
137,435 Kenvue Inc 2,498,568
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 13,435,923
INSURANCE - 4.4%
13,985 Aon PLC, Class A 4,105,716
15,376 Everest Group Ltd 5,858,564
63,225 Globe Life Inc 5,202,153
27,886 RenaissanceRe Holdings Ltd 6,232,800
TOTAL INSURANCE 21,399,233
MATERIALS - 4.3%
161,784 DuPont de Nemours Inc 13,021,994
62,975 Innospec Inc 7,783,080
TOTAL MATERIALS 20,805,074
MEDIA & ENTERTAINMENT - 4.4%
53,192 Alphabet Inc, Class A 9,688,923
135,825 (b) TripAdvisor Inc 2,419,043
66,080 Walt Disney Co/The 6,561,084
332,453 (b) Warner Bros Discovery Inc 2,473,450
TOTAL MEDIA & ENTERTAINMENT 21,142,500
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
958,937 (b) ADMA Biologics Inc 10,720,916
98,034 AstraZeneca PLC, Sponsored ADR 7,645,672
139,849 Gilead Sciences Inc 9,595,040
58,005 Merck & Co Inc 7,181,019
206,142 Sanofi, ADR 10,002,009
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 45,144,656
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
194,169 Intel Corp 6,013,414
86,532 (b) Rambus Inc 5,084,620
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11,098,034
SOFTWARE & SERVICES - 6.2%
362,843 Gen Digital Inc 9,063,818
97,610 Oracle Corp 13,782,532
211,307 (b) Teradata Corp 7,302,770
TOTAL SOFTWARE & SERVICES 30,149,120
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
171,350 (b) Viasat Inc 2,176,145
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,176,145
TELECOMMUNICATION SERVICES - 2.8%
715,192 AT&T Inc 13,667,319
TOTAL TELECOMMUNICATION SERVICES 13,667,319

Nuveen Multi Cap Value Fund
(continued)
Portfolio of Investments
June 30, 2024

Shares Description (a) Value
UTILITIES - 4.8%
94,989 Alliant Energy Corp $ 4,834,940
105,946 Dominion Energy Inc 5,191,354
108,224 FirstEnergy Corp 4,141,732
117,383 Pinnacle West Capital Corp 8,965,714
TOTAL UTILITIES 23,133,740
TOTAL COMMON STOCKS
(cost $400,062,378) 468,001,891
TOTAL LONG-TERM INVESTMENTS
(cost $400,062,378) 468,001,891
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.4%
11,514,744 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.330%(e) $ 11,514,744
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $11,514,744) 11,514,744
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.8%
X –
REPURCHASE AGREEMENTS - 2 .8 % X 13,435,262
$ 13,025 (f) Fixed Income Clearing Corporation 5.270% 7/01/24 $ 13,025,000
410 (g) Fixed Income Clearing Corporation 1.600% 7/01/24 410,262
TOTAL REPURCHASE AGREEMENTS
(cost $13,435,262) 13,435,262
TOTAL SHORT-TERM INVESTMENTS
(cost $13,435,262) 13,435,262
TOTAL INVESTMENTS (cost $ 425,012,384 ) - 102 .2% 492,951,897
OTHER ASSETS & LIABILITIES, NET -  (2.2)% (10,802,896)
NET ASSETS - 100% $ 482,149,001
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $10,827,976.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.270% dated 6/28/24 to be repurchased at $13,030,720 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/30, valued at $13,285,573.
(g) Agreement with Fixed Income Clearing Corporation, 1.600% dated 6/28/24 to be repurchased at $410,317 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 0.750% and maturity date 8/31/26, valued at $418,574.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Small Cap Value Opportunities Fund
Portfolio of Investments June 30, 2024
Shares Description (a) Value
LONG-TERM INVESTMENTS - 95.0%
X –
COMMON STOCKS - 95 .0 % X 204,480,533
AUTOMOBILES & COMPONENTS - 1.0%
77,905 (b) Atmus Filtration Technologies Inc $ 2,242,106
TOTAL AUTOMOBILES & COMPONENTS 2,242,106
BANKS - 9.2%
98,416 OFG Bancorp 3,685,679
141,508 Seacoast Banking Corp of Florida 3,345,249
58,064 SouthState Corp 4,437,251
45,731 (b) Texas Capital Bancshares Inc 2,795,994
86,983 Western Alliance Bancorp 5,464,272
TOTAL BANKS 19,728,445
CAPITAL GOODS - 12.6%
35,109 BWX Technologies Inc 3,335,355
22,522 Crane Co 3,265,240
39,402 EnerSys 4,078,895
39,916 ESCO Technologies Inc 4,192,777
97,568 Flowserve Corp 4,693,021
211,882 Mueller Water Products Inc, Class A 3,796,925
28,226 (b) MYR Group Inc 3,830,550
TOTAL CAPITAL GOODS 27,192,763
COMMERCIAL & PROFESSIONAL SERVICES - 2.4%
62,544 Barrett Business Services Inc 2,049,567
53,742 (b) Stericycle Inc 3,124,022
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,173,589
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.8%
53,056 Academy Sports & Outdoors Inc 2,825,232
49,417 Advance Auto Parts Inc 3,129,579
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,954,811
CONSUMER SERVICES - 5.0%
30,025 (b) Light & Wonder Inc 3,149,022
168,570 Perdoceo Education Corp 3,610,769
56,969 (b) Stride Inc 4,016,315
TOTAL CONSUMER SERVICES 10,776,106
ENERGY - 7.0%
235,252 Antero Midstream Corp 3,467,614
114,753 (c) Atlas Energy Solutions Inc 2,287,027
72,716 California Resources Corp 3,869,946
39,134 Civitas Resources Inc 2,700,246
516,759 (b) Transocean Ltd 2,764,661
TOTAL ENERGY 15,089,494
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.2%
130,018 CareTrust REIT Inc 3,263,452
153,216 Independence Realty Trust Inc 2,871,268
80,240 SL Green Realty Corp 4,544,793
135,827 STAG Industrial Inc 4,897,922
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 15,577,435

Nuveen Small Cap Value Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024

Shares Description (a) Value
FINANCIAL SERVICES - 8.0%
772,329 BGC Group Inc, Class A $ 6,410,331
26,158 FirstCash Holdings Inc 2,743,451
106,657 (b) Marex Group PLC 2,133,140
60,332 (b) Marex Group PLC 1,206,640
291,725 Perella Weinberg Partners 4,740,531
TOTAL FINANCIAL SERVICES 17,234,093
FOOD, BEVERAGE & TOBACCO - 4.3%
31,658 John B Sanfilippo & Son Inc 3,076,208
129,202 Primo Water Corp 2,824,356
90,527 (b) Simply Good Foods Co/The 3,270,740
TOTAL FOOD, BEVERAGE & TOBACCO 9,171,304
HEALTH CARE EQUIPMENT & SERVICES - 2.7%
134,166 (b) Castle Biosciences Inc 2,920,794
235,492 (b) Tactile Systems Technology Inc 2,811,774
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,732,568
INSURANCE - 7.2%
69,582 Axis Capital Holdings Ltd 4,915,968
40,603 Globe Life Inc 3,340,815
40,934 Selective Insurance Group Inc 3,840,837
92,569 (b) Skyward Specialty Insurance Group Inc 3,349,147
TOTAL INSURANCE 15,446,767
MATERIALS - 1.6%
32,196 Materion Corp 3,481,353
TOTAL MATERIALS 3,481,353
MEDIA & ENTERTAINMENT - 1.1%
55,368 John Wiley & Sons Inc, Class A 2,253,478
TOTAL MEDIA & ENTERTAINMENT 2,253,478
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
772,391 (b) ADMA Biologics Inc 8,635,331
62,141 (b) Biohaven Ltd 2,156,914
49,004 (b) Halozyme Therapeutics Inc 2,565,850
55,651 (b) Pacira BioSciences Inc 1,592,175
30,616 (b) Prestige Consumer Healthcare Inc 2,107,912
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 17,058,182
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
283,735 DigitalBridge Group Inc 3,887,169
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,887,169
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
61,633 (b) Alpha & Omega Semiconductor Ltd 2,303,225
60,254 (b) Ambarella Inc 3,250,704
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,553,929
SOFTWARE & SERVICES - 2.4%
275,890 Adeia Inc 3,085,830
94,732 (b) PowerSchool Holdings Inc, Class A 2,121,049
TOTAL SOFTWARE & SERVICES 5,206,879

Shares Description (a) Value
TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
234,592 (b) Arlo Technologies Inc $ 3,059,080
328,258 (b) Harmonic Inc 3,863,597
18,540 (b) IPG Photonics Corp 1,564,590
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,487,267
UTILITIES - 4.3%
32,891 IDACORP Inc 3,063,796
39,753 MGE Energy Inc 2,970,344
58,994 SJW Group 3,198,655
TOTAL UTILITIES 9,232,795
TOTAL COMMON STOCKS
(cost $171,600,103) 204,480,533
TOTAL LONG-TERM INVESTMENTS
(cost $171,600,103) 204,480,533
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
162,939 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.330%(e) $ 162,939
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $162,939) 162,939
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 4.0%
X –
REPURCHASE AGREEMENTS - 4 .0 % X 8,546,243
$ 8,275 (f) Fixed Income Clearing Corporation 5.270% 7/01/24 $ 8,275,000
271 (g) Fixed Income Clearing Corporation 1.600% 7/01/24 271,243
TOTAL REPURCHASE AGREEMENTS
(cost $8,546,243) 8,546,243
TOTAL SHORT-TERM INVESTMENTS
(cost $8,546,243) 8,546,243
TOTAL INVESTMENTS (cost $ 180,309,285 ) - 99 .1% 213,189,715
OTHER ASSETS & LIABILITIES, NET -  0.9% 1,967,263
NET ASSETS - 100% $ 215,156,978
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $157,985.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.270% dated 6/28/24 to be repurchased at $8,278,634 on 7/1/24, collateralized by
Government Agency Securities, with coupon rates 4.000%–4.625% and maturity dates 9/30/30–1/31/31, valued at $8,440,600.
(g) Agreement with Fixed Income Clearing Corporation, 1.600% dated 6/28/24 to be repurchased at $271,279 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 0.750% and maturity date 8/31/26, valued at $276,749.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Small/Mid Cap Value Fund
Portfolio of Investments June 30, 2024
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.3%
X –
COMMON STOCKS - 99 .3 % X 99,250,462
AUTOMOBILES & COMPONENTS - 1.1%
38,018 (b) Atmus Filtration Technologies Inc $ 1,094,158
TOTAL AUTOMOBILES & COMPONENTS 1,094,158
BANKS - 3.5%
32,746 Prosperity Bancshares Inc 2,002,091
20,041 SouthState Corp 1,531,533
TOTAL BANKS 3,533,624
CAPITAL GOODS - 17.9%
20,823 AECOM 1,835,339
13,505 BWX Technologies Inc 1,282,975
15,589 Crane Co 2,260,093
8,197 Curtiss-Wright Corp 2,221,223
18,928 EnerSys 1,959,427
52,187 Flowserve Corp 2,510,195
17,694 ITT Inc 2,285,711
10,297 (b) Middleby Corp/The 1,262,515
30,064 nVent Electric PLC 2,303,203
TOTAL CAPITAL GOODS 17,920,681
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
25,630 (b) Stericycle Inc 1,489,872
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,489,872
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.4%
21,838 Advance Auto Parts Inc 1,383,001
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,383,001
CONSUMER DURABLES & APPAREL - 1.0%
53,259 Levi Strauss & Co, Class A 1,026,834
TOTAL CONSUMER DURABLES & APPAREL 1,026,834
CONSUMER SERVICES - 1.6%
15,142 (b) Light & Wonder Inc 1,588,092
TOTAL CONSUMER SERVICES 1,588,092
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
16,866 (b) BJ's Wholesale Club Holdings Inc 1,481,509
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,481,509
ENERGY - 6.4%
44,953 (b) Antero Resources Corp 1,466,816
65,371 (c) Atlas Energy Solutions Inc 1,302,844
20,079 Chesapeake Energy Corp 1,650,293
125,282 Permian Resources Corp 2,023,305
TOTAL ENERGY 6,443,258
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.5%
36,926 American Homes 4 Rent, Class A 1,372,170
17,009 Boston Properties Inc 1,047,074
15,530 Camden Property Trust 1,694,478
25,472 Iron Mountain Inc 2,282,801

Shares Description (a) Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
57,572 STAG Industrial Inc $ 2,076,046
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 8,472,569
FINANCIAL SERVICES - 9.2%
159,908 AGNC Investment Corp 1,525,522
374,314 BGC Group Inc, Class A 3,106,806
13,721 (b) Euronet Worldwide Inc 1,420,124
13,144 FirstCash Holdings Inc 1,378,543
21,690 Stifel Financial Corp 1,825,214
TOTAL FINANCIAL SERVICES 9,256,209
FOOD, BEVERAGE & TOBACCO - 1.4%
63,786 Primo Water Corp 1,394,362
TOTAL FOOD, BEVERAGE & TOBACCO 1,394,362
HEALTH CARE EQUIPMENT & SERVICES - 1.5%
22,310 (b) Acadia Healthcare Co Inc 1,506,817
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,506,817
INSURANCE - 8.9%
11,823 American Financial Group Inc/OH 1,454,465
31,189 Axis Capital Holdings Ltd 2,203,503
5,222 Everest Group Ltd 1,989,686
19,514 Globe Life Inc 1,605,612
17,418 Selective Insurance Group Inc 1,634,331
TOTAL INSURANCE 8,887,597
MATERIALS - 6.1%
6,205 Avery Dennison Corp 1,356,723
24,178 FMC Corp 1,391,444
15,780 Materion Corp 1,706,291
5,623 Reliance Inc 1,605,929
TOTAL MATERIALS 6,060,387
MEDIA & ENTERTAINMENT - 1.1%
26,753 John Wiley & Sons Inc, Class A 1,088,847
TOTAL MEDIA & ENTERTAINMENT 1,088,847
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
359,967 (b) ADMA Biologics Inc 4,024,432
92,736 (b) Elanco Animal Health Inc 1,338,180
46,703 (b) Exelixis Inc 1,049,416
7,449 (b) United Therapeutics Corp 2,372,879
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,784,907
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.0%
136,161 DigitalBridge Group Inc 1,865,406
24,675 (b) Zillow Group Inc, Class A 1,111,362
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,976,768
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
18,389 (b) Ambarella Inc 992,087
23,631 (b) Rambus Inc 1,388,558
8,491 Teradyne Inc 1,259,130
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,639,775

Nuveen Small/Mid Cap Value Fund
(continued)
Portfolio of Investments
June 30, 2024

Shares Description (a) Value
TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
31,845 (b) Ciena Corp $ 1,534,292
22,353 Seagate Technology Holdings PLC 2,308,394
4,934 (b) Zebra Technologies Corp, Class A 1,524,261
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,366,947
TRANSPORTATION - 1.5%
29,668 (b) GXO Logistics Inc 1,498,234
TOTAL TRANSPORTATION 1,498,234
UTILITIES - 4.4%
13,551 IDACORP Inc 1,262,276
44,691 OGE Energy Corp 1,595,468
19,616 Pinnacle West Capital Corp 1,498,270
TOTAL UTILITIES 4,356,014
TOTAL COMMON STOCKS
(cost $78,005,714) 99,250,462
TOTAL LONG-TERM INVESTMENTS
(cost $78,005,714) 99,250,462
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
859,770 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.330%(e) $ 859,770
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $859,770) 859,770
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.3%
X –
REPURCHASE AGREEMENTS - 0 .3 % X 325,000
$ 325 (f) Fixed Income Clearing Corporation 5.270% 7/01/24 $ 325,000
TOTAL REPURCHASE AGREEMENTS
(cost $325,000) 325,000
TOTAL SHORT-TERM INVESTMENTS
(cost $325,000) 325,000
TOTAL INVESTMENTS (cost $ 79,190,484 ) - 100 .5% 100,435,232
OTHER ASSETS & LIABILITIES, NET -  (0.5)% (482,031)
NET ASSETS - 100% $ 99,953,201
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $842,302.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.270% dated 6/28/24 to be repurchased at $325,143 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/31, valued at $331,567.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

June 30, 2024
Global Equity
Income
International
Value
Large Cap Value
Opportunities Multi Cap Value
Small Cap Value
Opportunities
Small/Mid Cap
Value
ASSETS
Long-term investments, at value
†‡
$ 132,645,267 $ 103,508,998 $ 21,527,712 $ 468,001,891 $ 204,480,533 $ 99,250,462
Investments purchased with collateral from
securities lending, at value (cost approximates
value) – 2,359,057 528,893 11,514,744 162,939 859,770
Short-term investments, at value
◊
– 650,000 75,000 13,435,262 8,546,243 325,000
Cash 773,783 18,790 8,507 – – 29,258
Cash denominated in foreign currencies
^
2 66,403 – – – –
Receivables:
Dividends 187,365 145,789 19,141 287,192 180,954 157,557
Interest – 285 33 5,775 3,670 143
Investments sold – 176,389 – – 2,128,320 342,404
Reclaims 109,179 176,058 – 5,441 – –
Reimbursement from Adviser 20,915 10,978 9,598 – 77,566 33,460
Shares sold 11,918 1,459 225 796,008 40,935 24,704
Other 111,053 56,281 34,564 40,787 61,903 30,139
Total assets 133,859,482 107,170,487 22,203,673 494,087,100 215,683,063 101,052,897
LIABILITIES
Payables:
Management fees 77,703 61,476 11,555 272,219 139,736 63,051
Collateral from securities lending 6 2,359,057 528,893 11,514,744 162,939 859,770
Dividends 80,080 – – – – –
Interest 35 25 5 25 51 20
Investments purchased - regular settlement – 640,433 – – – –
Shares redeemed 348,441 105,960 – 7,696 35,050 77,656
Accrued expenses:
Custodian fees 61,413 45,806 16,352 35,488 29,921 28,163
Trustees fees 81,058 35,341 12,172 19,605 18,683 1,563
Professional fees 8,068 6,365 2,056 14,737 11,404 7,193
Shareholder reporting expenses 12,629 22,111 2,572 19,148 47,926 16,090
Shareholder servicing agent fees 35,105 26,120 3,912 41,987 74,452 44,886
12b-1 distribution and service fees 19,285 4,782 2,750 12,450 5,923 1,304
Total liabilities 723,823 3,307,476 580,267 11,938,099 526,085 1,099,696
Net assets $ 133,135,659 $ 103,863,011 $ 21,623,406 $ 482,149,001 $ 215,156,978 $ 99,953,201
NET ASSETS CONSIST OF:
Paid-in capital $ 329,854,453 $ 270,473,939 $ 13,112,140 $ 415,118,045 $ 150,741,213 $ 73,499,453
Total distributable earnings (loss) (196,718,794) (166,610,928) 8,511,266 67,030,956 64,415,765 26,453,748
Net assets $ 133,135,659 $ 103,863,011 $ 21,623,406 $ 482,149,001 $ 215,156,978 $ 99,953,201
†
Long-term investments, cost $ 99,123,529 $ 73,946,604 $ 14,075,664 $ 400,062,378 $ 171,600,103 $ 78,005,714
◊
Short-term investments, cost $ — $ 650,000 $ 75,000 $ 13,435,262 $ 8,546,243 $ 325,000
‡ Includes securities loaned of $ — $ 2,319,454 $ 497,368 $ 10,827,976 $ 157,985 $ 842,302
^
Cash denominated in foreign currencies, cost $ 2 $ 66,395 $ — $ — $ — $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Global Equity
Income
International
Value
Large Cap Value
Opportunities Multi Cap Value
Small Cap Value
Opportunities
Small/Mid Cap
Value
CLASS A:
Net assets $ 89,171,184 $ 20,975,635 $ 8,841,979 $ 49,370,551 $ 22,384,741 $ 4,709,756
Shares outstanding 2,667,725 750,584 1,847,072 969,343 416,512 145,909
Net asset value ("NAV") per share $ 33.43 $ 27.95 $ 4.79 $ 50.93 $ 53.74 $ 32.28
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus
maximum sales charge) $ 35.47 $ 29.66 $ 5.08 $ 54.04 $ 57.02 $ 34.25
CLASS C:
Net assets $ 1,003,078 $ 442,725 $ 1,173,378 $ 3,022,118 $ 1,642,902 $ 385,689
Shares outstanding 30,071 16,793 328,934 64,142 36,953 14,776
NAV and offering price per share $ 33.36 $ 26.36 $ 3.57 $ 47.12 $ 44.46 $ 26.10
CLASS R6:
Net assets $ — $ — $ — $ — $ 5,969,807 $ 21,257,691
Shares outstanding — — — — 104,325 630,632
NAV and offering price per share $ — $ — $ — $ — $ 57.22 $ 33.71
CLASS I:
Net assets $ 42,961,397 $ 82,444,651 $ 11,608,049 $ 429,756,332 $ 185,159,528 $ 73,600,065
Shares outstanding 1,285,133 2,927,220 2,400,008 8,338,026 3,288,013 2,205,671
NAV and offering price per share $ 33.43 $ 28.16 $ 4.84 $ 51.54 $ 56.31 $ 33.37
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Year Ended June 30, 2024
Global Equity
Income International Value
Large Cap Value
Opportunities Multi Cap Value
INVESTMENT INCOME
Affiliated income $ 13,419 $ 3,689 $ 2,006 $ 94,219
Dividends 4,973,666 3,746,490 479,537 6,364,038
Interest — 87,160 6,335 648,413
Securities lending income, net 7 19,520 2,025 22,897
Tax withheld (357,661) (358,873) (2,899) (58,786)
Total investment income 4,629,431 3,497,986 487,004 7,070,781
EXPENSES
– – – –
Management fees 925,847 726,947 132,819 2,016,028
12b-1 service fees - Class A 215,712 53,384 19,569 114,957
12b-1 distribution and service fees - Class C 13,064 4,660 10,912 19,145
Shareholder servicing agent fees - Class A 96,622 24,880 6,333 46,878
Shareholder servicing agent fees - Class C 1,442 540 884 2,166
Shareholder servicing agent fees - Class I 48,062 93,782 9,097 278,651
Interest expense 570 581 88 918
Trustees fees 4,849 3,854 753 10,805
Custodian expenses 68,251 43,044 19,427 45,710
Excise tax liability expense — — — 36,048
Registration fees 50,815 51,507 50,150 67,709
Professional fees 86,737 63,944 34,002 70,646
Shareholder reporting expenses 36,139 62,805 12,345 65,462
Other 10,888 9,885 8,563 15,362
Total expenses before fee waiver/expense reimbursement 1,558,998 1,139,813 304,942 2,790,485
Fee waiver/expense reimbursement (207,818) (159,879) (123,469) (30,004)
Net expenses 1,351,180 979,934 181,473 2,760,481
Net investment income (loss) 3,278,251 2,518,052 305,531 4,310,300
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 2,662,951 1,361,880 853,608 (758,269)
Foreign currency transactions 436 (33,964) — —
Net realized gain (loss) 2,663,387 1,327,916 853,608 (758,269)
Change in unrealized appreciation (depreciation) on:
Investments 11,641,359 5,209,992 1,814,481 48,512,553
Foreign currency translations (1,385) 9,246 — —
Net change in unrealized appreciation (depreciation) 11,639,974 5,219,238 1,814,481 48,512,553
Net realized and unrealized gain (loss) 14,303,361 6,547,154 2,668,089 47,754,284
Net increase (decrease) in net assets from operations $ 17,581,612 $ 9,065,206 $ 2,973,620 $ 52,064,584

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended June 30, 2024
Small Cap Value
Opportunities
Small/Mid Cap
Value
INVESTMENT INCOME
Affiliated income $ 94,800 $ 78,411
Dividends 2,833,911 1,901,965
Interest 283,979 173,930
Securities lending income, net 100,946 52,829
Tax withheld (13,885) (1,799)
Total investment income 3,299,751 2,205,336
EXPENSES
– –
Management fees 1,593,844 828,834
12b-1 service fees - Class A 54,138 9,552
12b-1 distribution and service fees - Class C 19,483 4,379
Shareholder servicing agent fees - Class A 30,431 7,717
Shareholder servicing agent fees - Class C 2,744 888
Shareholder servicing agent fees - Class R6 330 872
Shareholder servicing agent fees - Class I 236,915 173,954
Interest expense 1,039 101
Trustees fees 7,418 4,333
Custodian expenses 31,753 35,246
Registration fees 57,948 64,009
Professional fees 58,897 54,183
Shareholder reporting expenses 117,547 58,538
Other 29,215 13,066
Total expenses before fee waiver/expense reimbursement 2,241,702 1,255,672
Fee waiver/expense reimbursement (296,344) (123,745)
Net expenses 1,945,358 1,131,927
Net investment income (loss) 1,354,393 1,073,409
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 31,528,647 4,935,548
Net realized gain (loss) 31,528,647 4,935,548
Change in unrealized appreciation (depreciation) on:
Investments 1,256,815 11,246,237
Net change in unrealized appreciation (depreciation) 1,256,815 11,246,237
Net realized and unrealized gain (loss) 32,785,462 16,181,785
Net increase (decrease) in net assets from operations $ 34,139,855 $ 17,255,194

Statement of Changes in Net Assets
See Notes to Financial Statements

Global Equity Income International Value
Year Ended
6/30/24
Year Ended
6/30/23
Year Ended
6/30/24
Year Ended
6/30/23
OPERATIONS
Net investment income (loss) $ 3,278,251 $ 3,246,918 $ 2,518,052 $ 2,268,022
Net realized gain (loss) 2,663,387 3,918,637 1,327,916 1,636,015
Net change in unrealized appreciation (depreciation) 11,639,974 10,902,512 5,219,238 10,453,814
Net increase (decrease) in net assets from operations 17,581,612 18,068,067 9,065,206 14,357,851
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,118,642) (4,032,564) (398,900) (896,016)
Class C (19,513) (75,351) (5,861) (15,889)
Class I (1,146,457) (2,217,582) (1,682,661) (3,100,172)
Total distributions (3,284,612) (6,325,497) (2,087,422) (4,012,077)
FUND SHARE TRANSACTIONS
Common shares:
Subscriptions 6,360,477 5,073,335 20,714,366 18,334,367
Reinvestments of distributions 3,103,251 5,982,634 2,015,669 3,856,599
Redemptions (23,330,763) (30,976,232) (23,887,313) (18,647,023)
Net increase (decrease) from Fund share transactions (13,867,035) (19,920,263) (1,157,278) 3,543,943
Net increase (decrease) in net assets 429,965 (8,177,693) 5,820,506 13,889,717
Net assets at the beginning of period 132,705,694 140,883,387 98,042,505 84,152,788
Net assets at the end of period $ 133,135,659 $ 132,705,694 $ 103,863,011 $ 98,042,505

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Large Cap Value Opportunities Multi Cap Value
Year Ended
6/30/24
Year Ended
6/30/23
Year Ended
6/30/24
Year Ended
6/30/23
OPERATIONS
Net investment income (loss) $ 305,531 $ 292,058 $ 4,310,300 $ 1,028,501
Net realized gain (loss) 853,608 90,044 (758,269) 1,153,598
Net change in unrealized appreciation (depreciation) 1,814,481 2,545,938 48,512,553 14,601,445
Net increase (decrease) in net assets from operations 2,973,620 2,928,040 52,064,584 16,783,544
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (149,690) (306,433) (485,789) (477,154)
Class C (15,296) (60,053) (4,798) (5,109)
Class I (249,427) (510,151) (3,011,559) (646,514)
Total distributions (414,413) (876,637) (3,502,146) (1,128,777)
FUND SHARE TRANSACTIONS
Common shares:
Subscriptions 1,764,393 2,151,340 333,207,830 49,260,169
Reinvestments of distributions 396,643 842,093 3,427,870 1,052,653
Redemptions (3,029,144) (4,103,131) (23,475,336) (25,339,737)
Net increase (decrease) from Fund share transactions (868,108) (1,109,698) 313,160,364 24,973,085
Net increase (decrease) in net assets 1,691,099 941,705 361,722,802 40,627,852
Net assets at the beginning of period 19,932,307 18,990,602 120,426,199 79,798,347
Net assets at the end of period $ 21,623,406 $ 19,932,307 $ 482,149,001 $ 120,426,199

See Notes to Financial Statements

Small Cap Value Opportunities Small/Mid Cap Value
Year Ended
6/30/24
Year Ended
6/30/23
Year Ended
6/30/24
Year Ended
6/30/23
OPERATIONS
Net investment income (loss) $ 1,354,393 $ 1,201,612 $ 1,073,409 $ 382,968
Net realized gain (loss) 31,528,647 2,265,355 4,935,548 237,515
Net change in unrealized appreciation (depreciation) 1,256,815 26,509,419 11,246,237 7,834,296
Net increase (decrease) in net assets from operations 34,139,855 29,976,386 17,255,194 8,454,779
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (144,508) (1,287,556) (16,659) (178,041)
Class C (5,472) (248,555) (1,171) (28,895)
Class R6 (59,351) (316,799) (165,869) (865,461)
Class I (1,447,900) (8,943,951) (700,108) (858,303)
Total distributions (1,657,231) (10,796,861) (883,807) (1,930,700)
FUND SHARE TRANSACTIONS
Common shares:
Subscriptions 22,816,913 37,566,398 53,146,102 52,259,457
Reinvestments of distributions 1,577,333 10,230,214 881,046 1,905,506
Redemptions (39,866,511) (42,582,650) (55,975,595) (10,093,523)
Net increase (decrease) from Fund share transactions (15,472,265) 5,213,962 (1,948,447) 44,071,440
Net increase (decrease) in net assets 17,010,359 24,393,487 14,422,940 50,595,519
Net assets at the beginning of period 198,146,619 173,753,132 85,530,261 34,934,742
Net assets at the end of period $ 215,156,978 $ 198,146,619 $ 99,953,201 $ 85,530,261

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Global Equity Income
Class
A
6/30/24
$ 29.94 $ 0.76 $ 3.51 $ 4.27 $ (0.78) $ — $ (0.78) $ 33.43
6/30/23
27.43 0.67 3.21 3.88 (1.37) — (1.37) 29.94
6/30/22
32.13 0.74 (4.26) (3.52) (1.18) — (1.18) 27.43
6/30/21
23.44 0.68 8.70 9.38 (0.69) — (0.69) 32.13
6/30/20
26.59 0.57 (3.10) (2.53) (0.62) — (0.62) 23.44
Class
C
6/30/24
29.89 0.48 3.54 4.02 (0.55) — (0.55) 33.36
6/30/23
27.37 0.47 3.20 3.67 (1.15) — (1.15) 29.89
6/30/22
32.06 0.44 (4.19) (3.75) (0.94) — (0.94) 27.37
6/30/21
23.40 0.44 8.70 9.14 (0.48) — (0.48) 32.06
6/30/20
26.54 0.40 (3.11) (2.71) (0.43) — (0.43) 23.40
Class
I
6/30/24
29.95 0.83 3.51 4.34 (0.86) — (0.86) 33.43
6/30/23
27.43 0.73 3.23 3.96 (1.44) — (1.44) 29.95
6/30/22
32.14 0.83 (4.28) (3.45) (1.26) — (1.26) 27.43
6/30/21
23.45 0.75 8.70 9.45 (0.76) — (0.76) 32.14
6/30/20
26.60 0.63 (3.10) (2.47) (0.68) — (0.68) 23.45
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
14 .40% $ 89,171 1 .27% 1 .11% 2 .45% 27%
14 .46 86,807 1 .28 1 .11 2 .35 29
( 11 .30 ) 86,811 1 .26 1 .10 2 .33 59
40 .43 105,751 1 .26 1 .11 2 .44 42
( 9 .53 ) 80,897 1 .24 1 .11 2 .37 53
13 .51 1,003 2 .02 1 .86 1 .55 27
13 .61 1,879 2 .03 1 .86 1 .62 29
( 11 .95 ) 1,649 2 .01 1 .85 1 .37 59
39 .34 4,660 2 .01 1 .86 1 .64 42
( 10 .18 ) 14,342 1 .99 1 .86 1 .61 53
14 .64 42,961 1 .02 0 .86 2 .67 27
14 .79 44,020 1 .03 0 .86 2 .55 29
( 11 .10 ) 52,423 1 .01 0 .85 2 .61 59
40 .76 55,826 1 .01 0 .86 2 .69 42
( 9 .25 ) 43,978 0 .99 0 .86 2 .62 53

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
International Value
Class
A
6/30/24
$ 26.11 $ 0.60 $ 1.74 $ 2.34 $ (0.50) $ — $ (0.50) $ 27.95
6/30/23
23.20 0.58 3.45 4.03 (1.12) — (1.12) 26.11
6/30/22
27.73 0.60 (4.05) (3.45) (1.08) — (1.08) 23.20
6/30/21
20.17 0.70 7.34 8.04 (0.48) — (0.48) 27.73
6/30/20
23.39 0.32 (2.83) (2.51) (0.71) — (0.71) 20.17
Class
C
6/30/24
24.64 0.36 1.65 2.01 (0.29) — (0.29) 26.36
6/30/23
21.89 0.43 3.21 3.64 (0.89) — (0.89) 24.64
6/30/22
26.37 0.35 (3.80) (3.45) (1.03) — (1.03) 21.89
6/30/21
19.20 0.43 7.04 7.47 (0.30) — (0.30) 26.37
6/30/20
22.28 0.16 (2.73) (2.57) (0.51) — (0.51) 19.20
Class
I
6/30/24
26.31 0.68 1.73 2.41 (0.56) — (0.56) 28.16
6/30/23
23.37 0.65 3.48 4.13 (1.19) — (1.19) 26.31
6/30/22
27.87 0.64 (4.05) (3.41) (1.09) — (1.09) 23.37
6/30/21
20.27 0.75 7.38 8.13 (0.53) — (0.53) 27.87
6/30/20
23.50 0.36 (2.82) (2.46) (0.77) — (0.77) 20.27
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
8 .97% $ 20,976 1 .31% 1 .15% 2 .24% 13%
18 .00 21,524 1 .33 1 .15 2 .44 18
( 12 .90 ) 19,329 1 .33 1 .14 2 .26 28
40 .20 22,153 1 .28 1 .15 2 .88 24
( 11 .24 ) 17,579 1 .33 1 .15 1 .55 22
8 .18 443 2 .06 1 .90 1 .43 13
17 .12 466 2 .08 1 .90 1 .88 18
( 13 .58 ) 266 2 .08 1 .89 1 .41 28
39 .17 365 2 .03 1 .90 1 .93 24
( 11 .88 ) 963 2 .08 1 .90 0 .76 22
9 .25 82,445 1 .06 0 .90 2 .52 13
18 .33 76,052 1 .08 0 .90 2 .70 18
( 12 .71 ) 64,558 1 .08 0 .89 2 .38 28
40 .51 99,311 1 .03 0 .90 3 .10 24
( 11 .00 ) 91,781 1 .08 0 .90 1 .68 22

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Large Cap Value Opportunities
Class
A
6/30/24
$ 4.22 $ 0.06 $ 0.60 $ 0.66 $ (0.07) $ (0.02) $ (0.09) $ 4.79
6/30/23
3.80 0.06 0.54 0.60 (0.03) (0.15) (0.18) 4.22
6/30/22
4.84 0.06 (0.22) (0.16) (0.05) (0.83) (0.88) 3.80
6/30/21
3.96 0.03 1.57 1.60 (0.15) (0.57) (0.72) 4.84
6/30/20
5.15 0.12 (0.62) (0.50) (0.09) (0.60) (0.69) 3.96
Class
C
6/30/24
3.15 0.02 0.45 0.47 (0.03) (0.02) (0.05) 3.57
6/30/23
2.88 0.02 0.40 0.42 — (0.15) (0.15) 3.15
6/30/22
3.88 0.02 (0.15) (0.13) (0.04) (0.83) (0.87) 2.88
6/30/21
3.28 0.01 1.26 1.27 (0.10) (0.57) (0.67) 3.88
6/30/20
4.36 0.07 (0.51) (0.44) (0.04) (0.60) (0.64) 3.28
Class
I
6/30/24
4.27 0.07 0.60 0.67 (0.08) (0.02) (0.10) 4.84
6/30/23
3.84 0.07 0.55 0.62 (0.04) (0.15) (0.19) 4.27
6/30/22
4.87 0.07 (0.22) (0.15) (0.05) (0.83) (0.88) 3.84
6/30/21
3.98 0.05 1.57 1.62 (0.16) (0.57) (0.73) 4.87
6/30/20
5.17 0.13 (0.62) (0.49) (0.10) (0.60) (0.70) 3.98
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
15 .77% $ 8,842 1 .61% 1 .00% 1 .42% 35%
15 .95 7,320 1 .56 1 .00 1 .38 40
( 4 .84 ) 6,927 1 .80 0 .99 1 .26 35
44 .10 5,419 1 .76 1 .00 0 .79 42
( 12 .08 ) 4,233 1 .40 1 .00 2 .56 59
14 .97 1,173 2 .36 1 .75 0 .67 35
14 .84 1,163 2 .31 1 .75 0 .62 40
( 5 .24 ) 951 2 .55 1 .74 0 .47 35
42 .65 1,368 2 .51 1 .75 0 .19 42
( 12 .62 ) 1,758 2 .15 1 .75 1 .82 59
15 .87 11,608 1 .36 0 .75 1 .67 35
16 .35 11,449 1 .31 0 .75 1 .63 40
( 4 .55 ) 11,112 1 .55 0 .74 1 .50 35
44 .50 13,008 1 .51 0 .75 1 .11 42
( 11 .81 ) 13,196 1 .15 0 .75 2 .81 59

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Multi Cap Value
Class
A
6/30/24
$ 44.63 $ 0.60 $ 6.19 $ 6.79 $ (0.49) $ — $ — $ (0.49) $ 50.93
6/30/23
37.48 0.43 7.19 7.62 (0.47) — — (0.47) 44.63
6/30/22
41.46 0.26 (3.73) (3.47) (0.51) — — (0.51) 37.48
6/30/21
27.13 0.22 15.15 15.37 (0.69) — (0.35) (1.04) 41.46
6/30/20
32.55 0.66 (5.70) (5.04) (0.38) — — (0.38) 27.13
Class
C
6/30/24
41.31 0.24 5.72 5.96 (0.15) — — (0.15) 47.12
6/30/23
34.69 0.11 6.67 6.78 (0.16) — — (0.16) 41.31
6/30/22
38.66 (0.05) (3.45) (3.50) (0.47) — — (0.47) 34.69
6/30/21
25.32 (0.03) 14.14 14.11 (0.42) — (0.35) (0.77) 38.66
6/30/20
30.40 0.42 (5.37) (4.95) (0.13) — — (0.13) 25.32
Class
I
6/30/24
45.16 0.74 6.25 6.99 (0.61) — — (0.61) 51.54
6/30/23
37.92 0.54 7.28 7.82 (0.58) — — (0.58) 45.16
6/30/22
41.84 0.36 (3.76) (3.40) (0.52) — — (0.52) 37.92
6/30/21
27.37 0.30 15.30 15.60 (0.78) — (0.35) (1.13) 41.84
6/30/20
32.83 0.75 (5.75) (5.00) (0.46) — — (0.46) 27.37
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
15.32% $ 49,371 1.17% 1.16% 1.28% 24%
20.46 44,442 1.28 1.23 1.04 22
(8.49) 40,006 1.35 1.25 0.62 34
57.70 43,489 1.29 1.15 0.64 58
(15.73) 29,133 1.30 1.15 2.30 54
14.47 3,022 1.92 1 .91 0.56 24
19.58 1,287 2.03 1.98 0.30 22
(9.17) 1,168 2.10 2.00 (0.13) 34
56.54 1,347 2.04 1.90 (0.09) 58
(16.37) 1,632 2.05 1.90 1.56 54
15.60 429,756 0.92 0.91 1.54 24
20.78 74,697 1.03 0.98 1.29 22
(8.26) 38,624 1.10 1.00 0.87 34
58.09 37,441 1.04 0.90 0.88 58
(15.51) 24,403 1.05 0.90 2.56 54

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small Cap Value Opportunities
Class
A
6/30/24
$ 45.69 $ 0.23 $ 8.14 $ 8.37 $ (0.20) $ (0.12) $ (0.32) $ 53.74
6/30/23
41.31 0.20 6.94 7.14 — (2.76) (2.76) 45.69
6/30/22
55.06 0.10 (8.11) (8.01) (0.08) (5.66) (5.74) 41.31
6/30/21
33.98 (0.02) 21.36 21.34 (0.26) — (0.26) 55.06
6/30/20
42.97 0.11 (6.36) (6.25) (0.01) (2.73) (2.74) 33.98
Class
C
6/30/24
37.95 (0.11) 6.74 6.63 — (0.12) (0.12) 44.46
6/30/23
34.99 (0.11) 5.83 5.72 — (2.76) (2.76) 37.95
6/30/22
47.84 (0.25) (6.87) (7.12) (0.07) (5.66) (5.73) 34.99
6/30/21
29.57 (0.31) 18.58 18.27 — — — 47.84
6/30/20
37.99 (0.16) (5.53) (5.69) — (2.73) (2.73) 29.57
Class
R6
6/30/24
48.62 0.44 8.68 9.12 (0.40) (0.12) (0.52) 57.22
6/30/23
43.77 0.38 7.37 7.75 (0.14) (2.76) (2.90) 48.62
6/30/22
57.78 0.31 (8.57) (8.26) (0.09) (5.66) (5.75) 43.77
6/30/21
35.66 0.17 22.41 22.58 (0.46) — (0.46) 57.78
6/30/20
44.93 0.28 (6.63) (6.35) (0.19) (2.73) (2.92) 35.66
Class
I
6/30/24
47.85 0.37 8.54 8.91 (0.33) (0.12) (0.45) 56.31
6/30/23
43.12 0.32 7.25 7.57 (0.08) (2.76) (2.84) 47.85
6/30/22
57.08 0.22 (8.43) (8.21) (0.09) (5.66) (5.75) 43.12
6/30/21
35.21 0.08 22.15 22.23 (0.36) — (0.36) 57.08
6/30/20
44.43 0.20 (6.57) (6.37) (0.12) (2.73) (2.85) 35.21
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
18 .36% $ 22,385 1 .35% 1 .20% 0 .46% 71%
17 .62 20,932 1 .31 1 .20 0 .44 71
( 16 .01 ) 19,467 1 .33 1 .19 0 .20 58
63 .00 27,091 1 .37 1 .36 ( 0 .04 ) 86
( 15 .95 ) 24,846 1 .35 1 .35 0 .28 43
17 .49 1,643 2 .10 1 .95 ( 0 .28 ) 71
16 .71 2,447 2 .06 1 .95 ( 0 .29 ) 71
( 16 .61 ) 3,933 2 .08 1 .94 ( 0 .57 ) 58
61 .79 8,429 2 .12 2 .11 ( 0 .80 ) 86
( 16 .58 ) 7,644 2 .10 2 .10 ( 0 .49 ) 43
18 .83 5,970 0 .96 0 .81 0 .85 71
18 .06 5,879 0 .93 0 .82 0 .81 71
( 15 .68 ) 4,893 0 .94 0 .80 0 .59 58
63 .67 6,160 0 .95 0 .94 0 .36 86
( 15 .55 ) 6,315 0 .91 0 .91 0 .70 43
18 .68 185,160 1 .10 0 .95 0 .72 71
17 .88 168,888 1 .06 0 .95 0 .69 71
( 15 .79 ) 145,461 1 .08 0 .94 0 .42 58
63 .42 263,394 1 .11 1 .10 0 .16 86
( 15 .75 ) 154,309 1 .10 1 .10 0 .51 43

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small/Mid Cap Value
Class
A
6/30/24
$ 27.67 $ 0.21 $ 4.53 $ 4.74 $ (0.07) $ (0.06) $ (0.13) $ 32.28
6/30/23
24.60 0.14 4.32 4.46 — (1.39) (1.39) 27.67
6/30/22
32.13 0.03 (2.89) (2.86) (0.11) (4.56) (4.67) 24.60
6/30/21
20.05 0.01 12.13 12.14 (0.06) — (0.06) 32.13
6/30/20
23.47 0.11 (3.45) (3.34) (0.08) — (0.08) 20.05
Class
C
6/30/24
22.50 (0.02) 3.68 3.66 — (0.06) (0.06) 26.10
6/30/23
20.38 (0.04) 3.55 3.51 — (1.39) (1.39) 22.50
6/30/22
27.57 (0.17) (2.37) (2.54) (0.09) (4.56) (4.65) 20.38
6/30/21
17.29 (0.14) 10.42 10.28 — — — 27.57
6/30/20
20.33 (0.03) (3.01) (3.04) — — — 17.29
Class
R6
6/30/24
28.87 0.35 4.75 5.10 (0.20) (0.06) (0.26) 33.71
6/30/23
25.54 0.24 4.50 4.74 (0.02) (1.39) (1.41) 28.87
6/30/22
33.06 0.16 (3.01) (2.85) (0.11) (4.56) (4.67) 25.54
6/30/21
20.64 0.10 12.49 12.59 (0.17) — (0.17) 33.06
6/30/20
24.15 0.21 (3.54) (3.33) (0.18) — (0.18) 20.64
Class
I
6/30/24
28.60 0.29 4.69 4.98 (0.15) (0.06) (0.21) 33.37
6/30/23
25.32 0.23 4.44 4.67 — (1.39) (1.39) 28.60
6/30/22
32.86 0.10 (2.97) (2.87) (0.11) (4.56) (4.67) 25.32
6/30/21
20.49 0.07 12.42 12.49 (0.12) — (0.12) 32.86
6/30/20
23.99 0.19 (3.55) (3.36) (0.14) — (0.14) 20.49
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
17 .21% $ 4,710 1 .42% 1 .31% 0 .70% 81%
18 .50 3,627 1 .41 1 .31 0 .53 39
( 10 .81 ) 3,003 1 .61 1 .30 0 .10 42
60 .64 3,321 1 .64 1 .31 0 .06 57
( 14 .29 ) 2,599 1 .85 1 .31 0 .54 58
16 .31 386 2 .17 2 .06 ( 0 .07 ) 81
17 .65 426 2 .16 2 .06 ( 0 .20 ) 39
( 11 .48 ) 341 2 .36 2 .05 ( 0 .67 ) 42
59 .46 538 2 .39 2 .06 ( 0 .65 ) 57
( 14 .95 ) 763 2 .60 2 .06 ( 0 .19 ) 58
17 .75 21,258 0 .97 0 .86 1 .15 81
18 .92 18,080 1 .06 0 .96 0 .88 39
( 10 .44 ) 16,015 1 .19 0 .88 0 .53 42
61 .19 19,155 1 .28 0 .95 0 .37 57
( 13 .93 ) 8,747 1 .43 0 .88 0 .96 58
17 .48 73,600 1 .17 1 .06 0 .96 81
18 .82 63,397 1 .16 1 .06 0 .83 39
( 10 .57 ) 15,577 1 .36 1 .05 0 .34 42
61 .03 23,554 1 .39 1 .06 0 .26 57
( 14 .07 ) 8,457 1 .60 1 .06 0 .89 58

Notes to Financial Statements
1. General Information
Trust and Fund Information:
The Nuveen Investment Trust and Nuveen Investment Trust II (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Nuveen Investment Trust is comprised of the Nuveen Global Equity Income Fund (“Global Equity Income”), Nuveen Large Cap Value Opportunities Fund (“Large Cap Value
Opportunities”), Nuveen Multi Cap Value Fund (“Multi Cap Value”), Nuveen Small Cap Value Opportunities Fund (“Small Cap Value Opportunities”)
and Nuveen Small/Mid Cap Value Fund (“Small/Mid Cap Value”) and Nuveen Investment Trust II is comprised of Nuveen International Value Fund
(“International Value”), among others (each a “Fund” and collectively, the “Funds”). Nuveen Investment Trust and Nuveen Investment Trust II were each organized as Massachusetts business trusts in 1996 and 1997, respectively.
Fund Name Changes:
Effective May 1, 2024, Nuveen Large Cap Value Fund changed its name as noted above to Large Cap Value Opportunities and therefore all references to the name of the Fund in this report have been updated.
Current Fiscal Period:
The end of the reporting period for the Funds is June 30, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended June 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

As of the end of the reporting period, the following Funds’ investments in non-U.S. securities were as follows:
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-
dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements,
International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash
Global Equity Income Value
% of
Net Assets
Country:
Japan $ 10,820,481 8.1%
Germany 8,918,027 6.7
Netherlands 6,991,655 5.2
United Kingdom 6,229,498 4.7
France 5,136,915 3.9
Switzerland 4,400,909 3.3
Belgium 3,290,915 2.5
Hong Kong 3,173,671 2.4
Australia 2,847,420 2.1
Other 13,630,185 10.2
Total non-U.S. Securities $65,439,676 49.1%
International Value Value
% of
Net Assets
Country:
Japan $ 20,711,147 20.0%
France 12,246,594 11.8
Germany 11,352,374 10.9
United Kingdom 10,921,725 10.5
Netherlands 9,577,077 9.2
Switzerland 6,015,321 5.8
Canada 3,110,997 3.0
Hong Kong 2,773,074 2.7
Taiwan 2,577,602 2.5
Other 12,626,994 12.1
Total non-U.S. Securities $91,912,905 88.5%

Notes to Financial Statements
(continued)
collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic
820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Global Equity Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 63,825,448 $ 68,819,819 $ – $ 132,645,267
Total $ 63,825,448 $ 68,819,819 $ – $ 132,645,267
International Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 17,132,689 $ 86,376,309 $ – $ 103,508,998
Investments Purchased with Collateral from Securities
Lending 2,359,057 – – 2,359,057
Short-Term Investments:
Repurchase Agreements – 650,000 – 650,000
Total $ 19,491,746 $ 87,026,309 $ – $ 106,518,055
Large Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 21,527,712 $ – $ – $ 21,527,712
Investments Purchased with Collateral from Securities
Lending 528,893 – – 528,893
Short-Term Investments:
Repurchase Agreements – 75,000 – 75,000
Total $ 22,056,605 $ 75,000 $ – $ 22,131,605
Multi Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 468,001,891 $ – $ – $ 468,001,891
Investments Purchased with Collateral from Securities
Lending 11,514,744 – – 11,514,744
Short-Term Investments:
Repurchase Agreements – 13,435,262 – 13,435,262
Total $ 479,516,635 $ 13,435,262 $ – $ 492,951,897
Small Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 204,480,533 $ – $ – $ 204,480,533
Investments Purchased with Collateral from Securities
Lending 162,939 – – 162,939
Short-Term Investments:
Repurchase Agreements – 8,546,243 – 8,546,243
Total $ 204,643,472 $ 8,546,243 $ – $ 213,189,715
Small/Mid Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 99,250,462 $ – $ – $ 99,250,462
Investments Purchased with Collateral from Securities
Lending 859,770 – – 859,770
Short-Term Investments:
Repurchase Agreements – 325,000 – 325,000
Total $ 100,110,232 $ 325,000 $ – $ 100,435,232

Notes to Financial Statements
(continued)
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
International Value Fixed Income Clearing Corporation 650,000 (663,135)
Large Cap Value Opportunities Fixed Income Clearing Corporation 75,000 (76,623)
Multi Cap Value Fixed Income Clearing Corporation 13,435,262 (13,704,147)
Small Cap Value Opportunities Fixed Income Clearing Corporation 8,546,243 (8,717,349)
Small/Mid Cap Value Fixed Income Clearing Corporation 325,000 (331,567)
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
International Value Common Stock $2,319,454 $2,359,057
Large Cap Value Opportunities Common Stock 497,368   528,893
Multi Cap Value Common Stock 10,827,976   11,514,744
Small Cap Value Opportunities Common Stock   157,985   162,939
Small/Mid Cap Value Common Stock   842,302   859,770
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Global Equity Income
$ 35,439,696 $ 49,607,662
International Value
15,271,792 13,419,863
Large Cap Value Opportunities
7,025,711 7,794,089
Multi Cap Value
374,376,861 66,325,419
Small Cap Value Opportunities
138,628,880 159,605,042
Small/Mid Cap Value
85,682,062 84,765,348

5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
6/30/24
Year Ended
6/30/23
Global Equity Income Shares Amount Shares Amount
Subscriptions:
Class A 84,189 $2,638,537 47,173 $1,353,713
Class A - automatic conversion of Class C — — 1,557 46,556
Class C 2,214 68,102 13,462 367,882
Class I 118,887 3,653,838 115,359 3,305,184
Total subscriptions 205,290 6,360,477 177,551 5,073,335
Reinvestments of distributions:
Class A 61,232 1,969,644 131,240 3,749,758
Class C 601 19,140 2,626 75,159
Class I 34,720 1,114,467 75,723 2,157,717
Total reinvestments of distributions 96,553 3,103,251 209,589 5,982,634
Redemptions:
Class A (376,703) (11,716,943) (446,247) (12,770,358)
Class C (35,610) (1,064,362) (11,917) (343,167)
Class C - automatic conversion to Class A — — (1,561) (46,556)
Class I (338,491) (10,549,458) (632,311) (17,816,151)
Total redemptions (750,804) (23,330,763) (1,092,036) (30,976,232)
Net increase (decrease) (448,961) $(13,867,035) (704,896) $(19,920,263)

Notes to Financial Statements
(continued)
Year Ended
6/30/24
Year Ended
6/30/23
International Value Shares Amount Shares Amount
Subscriptions:
Class A 90,186 $2,401,951 104,835 $2,566,360
Class C 6,680 162,084 10,360 236,792
Class I 681,428 18,150,331 622,620 15,531,215
Total subscriptions 778,294 20,714,366 737,815 18,334,367
Reinvestments of distributions:
Class A 13,494 365,547 35,345 818,584
Class C 228 5,861 724 15,889
Class I 60,296 1,644,261 129,649 3,022,126
Total reinvestments of distributions 74,018 2,015,669 165,718 3,856,599
Redemptions:
Class A (177,601) (4,765,851) (148,967) (3,541,801)
Class C (9,040) (225,171) (4,310) (98,147)
Class I (705,599) (18,896,291) (623,174) (15,007,075)
Total redemptions (892,240) (23,887,313) (776,451) (18,647,023)
Net increase (decrease) (39,928) $(1,157,278) 127,082 $3,543,943
Year Ended
6/30/24
Year Ended
6/30/23
Large Cap Value Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 289,155 $1,284,054 213,276 $858,880
Class C 25,511 88,015 156,054 475,739
Class I 87,875 392,324 204,405 816,721
Total subscriptions 402,541 1,764,393 573,735 2,151,340
Reinvestments of distributions:
Class A 31,409 138,443 71,341 284,749
Class C 4,653 15,296 20,048 60,053
Class I 54,585 242,904 123,408 497,291
Total reinvestments of distributions 90,647 396,643 214,797 842,093
Redemptions:
Class A (206,782) (912,713) (372,060) (1,499,789)
Class C (69,906) (224,572) (137,834) (416,584)
Class I (426,197) (1,891,859) (536,598) (2,186,758)
Total redemptions (702,885) (3,029,144) (1,046,492) (4,103,131)
Net increase (decrease) (209,697) $(868,108) (257,960) $(1,109,698)
Year Ended
6/30/24
Year Ended
6/30/23
Multi Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 86,310 $3,956,204 48,404 $2,016,065
Class C 44,184 1,903,811 10,779 415,540
Class I 6,996,485 327,347,815 1,085,025 46,828,564
Total subscriptions 7,126,979 333,207,830 1,144,208 49,260,169
Reinvestments of distributions:
Class A 9,227 429,968 10,321 420,367
Class C 111 4,798 135 5,109
Class I 63,548 2,993,104 15,241 627,177
Total reinvestments of distributions 72,886 3,427,870 25,697 1,052,653
Redemptions:
Class A (121,865) (5,659,139) (130,446) (5,329,772)
Class C (11,320) (479,509) (13,421) (503,274)
Class I (376,188) (17,336,688) (464,716) (19,506,691)
Total redemptions (509,373) (23,475,336) (608,583) (25,339,737)
Net increase (decrease) 6,690,492 $313,160,364 561,322 $24,973,085

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Year Ended
6/30/24
Year Ended
6/30/23
Small Cap Value Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 51,394 $2,555,925 58,884 $2,621,661
Class A - automatic conversion of Class C — — 239 9,939
Class C 4,457 182,340 8,011 302,571
Class R6 20,312 1,086,748 28,790 1,345,891
Class I 360,921 18,991,900 712,529 33,286,336
Total subscriptions 437,084 22,816,913 808,453 37,566,398
Reinvestments of distributions:
Class A 2,407 121,511 24,786 1,095,290
Class C 120 4,951 5,371 198,512
Class R6 769 41,409 4,467 209,741
Class I 26,602 1,409,462 188,793 8,726,671
Total reinvestments of distributions 29,898 1,577,333 223,417 10,230,214
Redemptions:
Class A (95,452) (4,713,180) (96,959) (4,303,835)
Class C (32,099) (1,288,046) (61,029) (2,291,324)
Class C - automatic conversion to Class A — — (286) (9,939)
Class R6 (37,680) (1,979,232) (24,116) (1,140,017)
Class I (628,781) (31,886,053) (745,722) (34,837,535)
Total redemptions (794,012) (39,866,511) (928,112) (42,582,650)
Net increase (decrease) (327,030) $(15,472,265) 103,758 $5,213,962
Year Ended
6/30/24
Year Ended
6/30/23
Small/Mid Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 45,031 $1,387,731 16,226 $437,948
Class A - automatic conversion of Class C — — 961 24,976
Class C 483 11,946 12,847 285,331
Class R6 158,489 4,874,839 106,780 2,950,966
Class I 1,594,016 46,871,586 1,775,616 48,560,236
Total subscriptions 1,798,019 53,146,102 1,912,430 52,259,457
Reinvestments of distributions:
Class A 484 14,244 5,888 154,730
Class C 50 1,171 1,343 28,895
Class R6 5,383 165,637 31,580 864,207
Class I 22,968 699,994 31,639 857,674
Total reinvestments of distributions 28,885 881,046 70,450 1,905,506
Redemptions:
Class A (30,708) (908,546) (14,050) (366,803)
Class C (4,696) (120,015) (10,786) (242,148)
Class C - automatic conversion to Class A — — (1,180) (24,976)
Class R6 (159,443) (4,850,073) (139,140) (3,853,577)
Class I (1,628,360) (50,096,961) (205,524) (5,606,019)
Total redemptions (1,823,207) (55,975,595) (370,680) (10,093,523)
Net increase (decrease) 3,697 $(1,948,447) 1,612,200 $44,071,440

Notes to Financial Statements
(continued)
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, investments in partnerships, investments in passive foreign investment companies, nondeductible expenses, return of capital and long-term capital gain distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Global Equity Income
$ 101,195,244 $ 36,912,522 $ (5,462,499) $ 31,450,023
International Value
80,203,917 34,969,689 (8,655,551) 26,314,138
Large Cap Value Opportunities
14,705,628 7,759,773 (333,796) 7,425,977
Multi Cap Value
426,014,155 77,370,398 (10,432,656) 66,937,742
Small Cap Value Opportunities
180,516,403 38,444,384 (5,771,072) 32,673,312
Small/Mid Cap Value
79,559,189 22,866,648 (1,990,605) 20,876,043
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Global Equity Income
$ 1,974,884 $ — $ 31,447,161 $ (228,656,653) $ — $ (1,484,186) $ (196,718,794)
International Value
2,483,345 — 26,313,005 (195,407,278) — — (166,610,928)
Large Cap Value
Opportunities
268,319 816,970 7,425,977 — — — 8,511,266
Multi Cap Value
698,980 — 66,937,742 (589,389) — (16,377) 67,030,956
Small Cap Value
Opportunities
1,226,244 30,516,209 32,673,312 — — — 64,415,765
Small/Mid Cap Value
1,324,424 4,253,281 20,876,043 — — — 26,453,748
6/30/24 6/30/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Global Equity Income
$ 3,284,612 $ — $ 6,325,497 $ —
International Value
2,087,422 — 4,012,077 —
Large Cap Value Opportunities
414,413 — 244,397 632,240
Multi Cap Value
3,502,146 — 1,128,777 —
Small Cap Value Opportunities
1,201,238 455,993 256,087 10,540,774
Small/Mid Cap Value
635,570 248,237 242,718 1,687,982

As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Short-Term Long-Term Total
Global Equity Income
1
$ 7,174,460 $ 221,482,193 $ 228,656,653
International Value
6,723,036 188,684,242 195,407,278
Large Cap Value Opportunities
— — —
Multi Cap Value
— 589,389 589,389
Small Cap Value Opportunities
— — —
Small/Mid Cap Value
— — —
1
Global Equity Income’s capital loss carryforward is subject to significant limitations under the Internal Revenue Code and related regulations. In particular, it is expected that the Fund will only be able to annually utilize approximately $4 million of its outstanding capital loss carryforward for the next fifteen years, at which point the annual limitation will further be reduced to approximately $1.2 million.
Fund
Utilized
Global Equity Income
$ 322,947
International Value
—
Large Cap Value Opportunities
—
Multi Cap Value
86,274
Small Cap Value Opportunities
—
Small/Mid Cap Value
—
Average Daily Net Assets
Global
Equity
Income
International
Value
Large Cap
Value
Opportunities
Multi Cap
Value
Small Cap Value
Opportunities
Small/Mid Cap
Value
For the first $125 million 0.5500% 0.5500% 0.5000% 0.5500% 0.6500% 0.6000%
For the next $125 million 0.5375 0.5375 0.4875 0.5375 0.6375 0.5875
For the next $250 million 0.5250 0.5250 0.4750 0.5250 0.6250 0.5750
For the next $500 million 0.5125 0.5125 0.4625 0.5125 0.6125 0.5625
For the next $1 billion 0.5000 0.5000 0.4500 0.5000 0.6000 0.5500
For the next $3 billion 0.4750 0.4750 0.4250 0.4750 0.5750 0.5250
For the next $2.5 billion 0.4500 0.4500 0.4000 0.4500 0.5500 0.5000
For the next $2.5 billion 0.4375 0.4375 0.3875 0.4375 0.5375 0.4875
For net assets over $10 billion 0.4250 0.4250 0.3750 0.4250 0.5250 0.4750

Notes to Financial Statements
(continued)
For the period July 1, 2023 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Effective May 1, 2024 the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of June 30, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Global Equity Income
0.1574%
International Value
0.1574%
Large Cap Value Opportunities
0.1574%
Multi Cap Value
0.1574%
Small Cap Value Opportunities
0.1574%
Small/Mid Cap Value
0.1574%

fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees:
 Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Global Equity Income 0.90% July 31, 2026 N/A
International Value 0.94 July 31, 2026 N/A
Large Cap Value Opportunities 0.79 July 31, 2026 1.35%
Multi Cap Value 0.94 July 31, 2026 N/A
Small Cap Value Opportunities 0.99 July 31, 2026 1.50%
Small/Mid Cap Value 1.10 July 31, 2026 1.45%
N/A - Not Applicable.
Fund
Amount
Global Equity Income
$ 13,419
International Value
3,689
Large Cap Value Opportunities
2,006
Multi Cap Value
94,219
Small Cap Value Opportunities
94,800
Small/Mid Cap Value
78,411
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Global Equity Income
$ 4,808 $ 4,545
International Value
14,732 13,329
Large Cap Value Opportunities
14,435 13,599
Multi Cap Value
66,018 57,670
Small Cap Value Opportunities
14,560 13,971
Small/Mid Cap Value
5,415 4,969

Notes to Financial Statements
(continued)
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen was as follows:
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
Fund
Commission
Advances
(Unaudited)
Global Equity Income
$ 2,687
International Value
2,687
Large Cap Value Opportunities
6,970
Multi Cap Value
16,753
Small Cap Value Opportunities
11,144
Small/Mid Cap Value
4,619
Fund
12b-1 Fees
Retained
(Unaudited)
Global Equity Income
$ 422
International Value
191
Large Cap Value Opportunities
299
Multi Cap Value
6,066
Small Cap Value Opportunities
993
Small/Mid Cap Value
100
Fund
CDSC
Retained
(Unaudited)
Global Equity Income
$ —
International Value
169
Large Cap Value Opportunities
10
Multi Cap Value
248
Small Cap Value Opportunities
20
Small/Mid Cap Value
—
Fund Nuveen Owned Shares
Small Cap Value Opportunities -%*
Small/Mid Cap Value -%*
*Rounds to less than 1%.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. The
Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Fund
Net Long-Term
Capital Gains
Global Equity Income
$ —
International Value
—
Large Cap Value Opportunities
46,553
Multi Cap Value
—
Small Cap Value Opportunities
1,134,360
Small/Mid Cap Value
578,692
Fund Percentage
Global Equity Income
38 .8%
International Value
–
Large Cap Value Opportunities
81 .5
Multi Cap Value
62 .1
Small Cap Value Opportunities
100 .0
Small/Mid Cap Value
100 .0
Fund Percentage
Global Equity Income
100 .0%
International Value
100 .0
Large Cap Value Opportunities
100 .0
Multi Cap Value
75 .0
Small Cap Value Opportunities
100 .0
Small/Mid Cap Value
100 .0

Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Global Equity Income
— % — %
International Value
2 .3 —
Large Cap Value Opportunities
1 .1 —
Multi Cap Value
5 .6 —
Small Cap Value Opportunities
4 .9 —
Small/Mid Cap Value
13 .5 —
Fund
Foreign Source
Income
Foreign Source
Income Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign
Taxes Paid Per
Share
Global Equity Income
$ 2,194,488 $ 0.55097 $ 262,441 $ 0.06589
International Value
2,377,268 0.64344 292,214 0.07909
Large Cap Value Opportunities
— — — —
Multi Cap Value
— — — —
Small Cap Value Opportunities
— — — —
Small/Mid Cap Value
— — — —
Fund Percentage
Global Equity Income
– %
International Value
2 .5
Large Cap Value Opportunities
0 .9
Multi Cap Value
5 .4
Small Cap Value Opportunities
7 .7
Small/Mid Cap Value
12 .7

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen Global Equity Income Fund

Nuveen International Value Fund

Nuveen Large Cap Value Opportunities Fund

Nuveen Multi Cap Value Fund

Nuveen Small Cap Value Opportunities Fund

Nuveen Small/Mid Cap Value Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of Nuveen Investment Trust and Nuveen Investment Trust II approved, for each applicable fund listed above (each a “Fund”), the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.

The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable); a description of portfolio manager compensation; a description of the profitability and/or financial

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

●   For Nuveen Global Equity Income Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2023 and first quartile for the three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended March 31, 2024, the Fund outperformed its benchmark for the five-year period ended March 31, 2024 and ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●   For Nuveen International Value Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and ranked in the second quartile of its Performance Peer Group for the three-year period and first quartile for the one- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the one-year period ended March 31, 2024, the Fund outperformed its benchmark for the three- and five-year periods ended March 31, 2024 and ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory

Agreements.

●   For Nuveen Large Cap Value Opportunities Fund (formerly, Nuveen Large Cap Value Fund), the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. The Fund also ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2023 and first quartile for the three- and five-year periods ended December 31, 2023. Further, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period, first quartile for the three-year period and second quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●   For Nuveen Multi Cap Value Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023. Further, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period, first quartile for the three-year period and second quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●   For Nuveen Small Cap Value Opportunities Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. The Fund also ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2023 and first quartile for the three-year period ended December 31, 2023. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●   For Nuveen Small/Mid Cap Value Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-year period ended December 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended December 31, 2023 and outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2023. The Fund also outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1. Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.

In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023 and expense caps and reimbursements generated approximately an additional $91 million in savings to shareholders. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of NFAL, not the Funds.

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

●   For Nuveen Global Equity Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

●   For Nuveen International Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

●   For Nuveen Large Cap Value Opportunities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

●   For Nuveen Multi Cap Value Fund, although the Fund’s net total expense ratio ranked in the fourth quartile of its Expense Group and Expense Universe, the Fund’s contractual management fee rate and actual management fee rate each ranked in the third quartile of its Expense Group and Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were above the Expense Group median.

●   For Nuveen Small Cap Value Opportunities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Universe. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

●   For Nuveen Small/Mid Cap Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3. Profitability of Fund Advisers

In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.

In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.

In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.

In addition to the fund-level and complex-level fee schedules (if applicable), the Board Members considered the temporary and/or permanent expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the open-end funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.
(a)(2)	Not applicable.
(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust II

Date: September 5, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: September 5, 2024	By:	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)